Warrants to Purchase Common Stock	12 Months Ended
Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
Warrants to Purchase Common Stock

Warrants Issued to Non-Employees

We issued warrants to purchase 150,835 shares of common stock to non-employees in 2010 and 2011. Prior to June 2013, the warrants were accounted for as derivative liabilities because the equity environment was tainted as discussed in Note 4. The equity environment was no longer tainted as of June 2013, and our independent valuation expert calculated the stock-based compensation for these warrants using the Black-Scholes valuation model. The valuation assumptions used are consistent with the valuation information for options above.

We recorded stock-based compensation expense of $40,204 in general and administrative expense and we recorded a gain of $123,946 in change in fair value of derivative liabilities for the year ended December 31, 2013. We recorded a gain of $117,477 in change in fair value of derivative liabilities for the year ended December 31, 2012.

The following table summarizes non-employee warrant activity under our stock-based plans as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	150,835	$0.33	5.12
Granted	25,000	$1.16	4.09
Exercised	-	$-	-
Canceled/forfeited/expired	(25,000)	$1.16	4.09
Outstanding at December 31, 2012	150,835	$1.97
Granted	-	$-
Exercised	-	$-
Canceled/forfeited/expired	-	$-
Outstanding at December 31, 2013	150,835	$1.97	1.99
Expected to vest at December 31, 2013	150,835	$1.97	1.99
Warrants exercisable	141,546	$1.95	1.99

Warrants with Price Protection

In 2011, we issued warrants for the purchase of 114,784 shares of common stock at $12.00 per share in connection with a private placement. In 2012, we issued warrants for the purchase of 25,588 shares of common stock at $12.00 per share in connection with the conversion of a portion of our Bridge Notes. These warrants are exercisable for four years from the date of issuance, and contain anti-dilution, or down round, price protection as long as the warrants remain outstanding. The current exercise price of these warrants is $1.20 per share as a result of the price protection guarantee contained in the warrant agreements.

In 2013, we issued 21,171 shares of common stock upon the cashless exercise of warrants to purchase 32,054 shares of common stock.

As of December 31, 2013, warrants with price protection to purchase 108,318 shares of common stock at $1.20 per share are outstanding. Of this amount, warrants to purchase 86,949 shares of common stock expire in 2015 and warrants to purchase 21,369 shares of common stock expire in 2016.

Warrants Issued in 2013

We issued warrants for the purchase of 4,541,612 shares of common stock at $1.20 per share in connection with the conversion of the Bridge Notes into equity. The warrants are exercisable for five years from the date of issuance.

We issued warrants for the purchase of 611,746 shares of common stock at $1.20 per share to placement agents connected with the Bridge Note conversions and equity placements. The warrants are exercisable for five years from the date of issuance.

We issued warrants for the purchase of 25,384 shares of common stock at $1.20 per share to previous note holders in satisfaction of our additional share issuance obligation under the Bridge Notes. The warrants are exercisable for three years from the date of issuance.

We issued warrants for the purchase of 8,845 shares of common stock at $1.20 per share to an individual for services rendered, and recorded stock-based compensation of $16,188 in general and administrative expense.

As of December 31, 2013, we have warrants issued in 2013 to purchase 5,187,587 shares of common stock at $1.20 per share that are outstanding. Of this amount, warrants to purchase 34,229 shares of common stock expire in 2016 and warrants to purchase 5,153,358 shares of common stock expire in 2018.

The following table summarizes warrant activity as of and for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	114,784	$0.20	1.42
Granted	25,588	$0.20	1.84
Exercised	-
Canceled/forfeited/expired	-
Outstanding at December 31, 2012	140,372	$0.20	1.50
Granted	5,187,587	$1.20	4.37
Exercised	(32,054)	$0.20
Canceled/forfeited/expired	-
Outstanding at December 31, 2013	5,295,905	$1.18	4.39